Right of use assets	12 Months Ended
Dec. 31, 2019
Rights of Use [Abstract]
Right of use assets
Right of use assets

Changes in the Group’s right of use assets in 2019 were as follows:

	Agricultural partnerships	Others	Total

At January 1, 2019
Adoption of IFRS 16	194,763	10,174	204,937
Exchange differences	1,582	(14,364)	(12,782)
Additions and re-measurement	60,770	30,296	91,066
Depreciation	(37,278)	(7,890)	(45,168)
Closing net book amount	219,837	18,216	238,053

Since January 1,2019, the Company mandatorily adopted IFRS 16, (Note 35.1). Agricultural partnership has an average of 6 years duration.

As of December 31, 2019 included within Right of use assets balances are US$ 706 related to the net book value of assets under finance leases.

Depreciation charges are included in “Cost of production of Biological Assets”, “Cost of production of manufactures products”, “General and administrative expenses”, “Selling expenses” and capitalized in “Property, plant and equipment” for the year ended December 31, 2019.